Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000243995
Shareholder Report [Line Items]
Fund Name	AHL Trend ETF
Trading Symbol	AHLT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 17.40% for the twelve months ended January 31, 2026, compared to the S&P 500® Index TR return of 16.35%.

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the twelve-month period was conducive to the sub-advisor’s trend following strategy led by performance in commodities and to a lesser extent equities.

• Positions in fixed income and currencies detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	AHLT	S&P 500® Index TR
8/30/2023	$10,000	$10,000
8/31/2023	$10,036	$9,986
9/30/2023	$10,636	$9,510
10/31/2023	$10,708	$9,310
11/30/2023	$9,712	$10,161
12/31/2023	$9,598	$10,622
1/31/2024	$9,542	$10,801
2/29/2024	$10,156	$11,377
3/31/2024	$10,501	$11,743
4/30/2024	$10,904	$11,264
5/31/2024	$11,046	$11,822
6/30/2024	$10,834	$12,246
7/31/2024	$10,389	$12,395
8/31/2024	$9,875	$12,696
9/30/2024	$10,177	$12,967
10/31/2024	$9,667	$12,850
11/30/2024	$9,632	$13,604
12/31/2024	$10,182	$13,280
1/31/2025	$10,545	$13,650
2/28/2025	$10,095	$13,471
3/31/2025	$10,160	$12,712
4/30/2025	$9,382	$12,626
5/31/2025	$9,356	$13,421
6/30/2025	$9,598	$14,103
7/31/2025	$9,412	$14,420
8/31/2025	$9,762	$14,712
9/30/2025	$10,523	$15,249
10/31/2025	$10,886	$15,606
11/30/2025	$11,167	$15,645
12/31/2025	$11,576	$15,654
1/31/2026	$12,469	$15,881

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	Since Inception (8/30/23)
AHLTFootnote Reference1	17.40%	9.26%
S&P 500® Index TR	16.35%	21.22%

Performance Inception Date	Aug. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,021,323
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 462,461
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$50,021,323
# of Portfolio Holdings	8
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$462,461
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Stocks	42.2
Commodities	24.8
Currencies	20.2
Bonds and Rates	12.8

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Gold	Long	8.2
Silver	Long	7.4
Crude Oil	Long	5.6
Copper	Long	4.5
Currencies	Header	% of VaR
Australian Dollar/US Dollar	Long/Short	8.6
Japanese Yen/US Dollar	Short/Long	6.1
UK Sterling/US Dollar	Long/Short	5.6
Euro/US Dollar	Long/Short	4.4
New Zealand/US Dollar	Long/Short	0.5
Equities	Header	% of VaR
S&P 500 Index	Long	8.3
Russell 2000 Index	Long	6.2
Euro-STOXX	Long	5.4
NASDAQ 100 Index	Long	4.5
FTSE 100	Long	4.4
Fixed Income	Header	% of VaR
Euro-BUND	Short	5.1
US Treasuries	Short	2.6
Euro-BOBL	Short	2.5
Gilts	Long	1.3

Exposure Summary (Consolidated with Subsidiary)

Table Summary
Number of Long Holdings	12
Number of Currency Pairs	7
Number of Short Holdings	3

Largest Holdings [Text Block]

Top Ten Exposures % of VaR*

Table Summary
Australian Dollar/US Dollar	Long/Short	8.6
S&P 500 Index	Long	8.3
Gold	Long	8.2
Silver	Long	7.4
Russell 2000 Index	Long	6.2
Japanese Yen/US Dollar	Short/Long	6.1
UK Sterling/US Dollar	Long/Short	5.6
Crude Oil	Long	5.6
Euro-STOXX	Long	5.4
Euro-BUND	Short	5.1

Material Fund Change [Text Block]
C000247981
Shareholder Report [Line Items]
Fund Name	GLG Natural Resources ETF
Trading Symbol	MGNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$97	0.75%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 58.13% for the period ended January 31, 2026, compared to the S&P 500® Index TR return of 16.35% and S&P Global Natural Resources Index return of 35.50%.

• The market had positive returns over the period, largely driven by precious and base metals, as geopolitical concerns pushed investors to search for safety.

• The Fund benefitted the most from security selection in the Metals & Mining industry and the Electrical Equipment industry.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	MGNR	S&P 500® Index TR	S&P Global Natural Resources Index
2/5/24	$10,000	$10,000	$10,000
2/29/24	$10,184	$10,326	$10,213
3/31/24	$11,356	$10,658	$11,063
4/30/24	$11,855	$10,223	$11,058
5/31/24	$12,754	$10,730	$11,364
6/30/24	$11,903	$11,115	$10,867
7/31/24	$11,808	$11,250	$11,018
8/31/24	$11,764	$11,523	$11,008
9/30/24	$12,226	$11,769	$11,254
10/31/24	$12,144	$11,662	$10,752
11/30/24	$13,082	$12,347	$10,679
12/31/24	$11,979	$12,052	$9,930
1/31/25	$12,708	$12,388	$10,487
2/28/25	$12,007	$12,226	$10,470
3/31/25	$12,007	$11,537	$10,637
4/30/25	$11,922	$11,459	$10,314
5/31/25	$12,589	$12,181	$10,622
6/30/25	$13,425	$12,800	$11,000
7/31/25	$13,418	$13,087	$11,081
8/31/25	$14,850	$13,352	$11,811
9/30/25	$16,462	$13,840	$12,046
10/31/25	$16,556	$14,164	$11,964
11/30/25	$17,705	$14,199	$12,445
12/31/25	$18,033	$14,207	$12,876
1/31/26	$20,029	$14,413	$14,209

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	Since Inception (2/5/24)
MGNRFootnote Reference1	58.13%	41.83%
S&P 500® Index TR	16.35%	19.95%
S&P Global Natural Resources Index	35.50%	18.32%

Performance Inception Date	Feb. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 487,536,841
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,653,014
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$487,536,841
# of Portfolio Holdings	51
Portfolio Turnover Rate	80%
Total Management Fees Paid	$1,653,014

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	51.3
Foreign Common Stocks	48.7

Country Exposure - % Equities

Table Summary
Value	Value
South Africa	1.1
Republic of Korea	1.1
Zambia	2.3
Norway	3.5
Australia	3.8
Germany	4.5
China	5.1
Canada	27.2
United States	51.4

Sector Allocation - % Equities

Table Summary
Value	Value
Information Technology	2.4
Consumer Staples	7.9
Industrials	10.7
Energy	23.4
Materials	55.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Hudbay Minerals, Inc.	4.3
Teck Resources Ltd., Class B	4.2
Equinox Gold Corp.	3.8
Kinross Gold Corp.	3.8
Anglogold Ashanti PLC	3.7
Range Resources Corp.	3.5
Bunge Global SA	3.1
ArcelorMittal SA	3.0
Antero Resources Corp.	3.0
Methanex Corp.	2.9

Material Fund Change [Text Block]
C000257150
Shareholder Report [Line Items]
Fund Name	Ionic Inflation Protection ETF
Trading Symbol	CPII
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Ionic Inflation Protection ETF for the period of May 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$53	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.70% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 1.96% for the twelve months ended January 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 6.85%.

• The U.S. bond market performed well as yields remained high with only slight cuts to the Federal Funds Rate towards the end of the year.

• The Fund seeks capital appreciation in elevated and rising inflationary environments. Inflation slightly cooled throughout the year, which led to the Fund’s modest performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	CPII	Bloomberg U.S. Aggregate Bond Index
06/2022	$10,000	$10,000
06/2022	$10,018	$10,100
07/2022	$10,168	$10,346
08/2022	$10,216	$10,054
09/2022	$10,038	$9,620
10/2022	$10,350	$9,495
11/2022	$10,125	$9,844
12/2022	$10,129	$9,800
01/2023	$9,867	$10,101
02/2023	$10,122	$9,840
03/2023	$10,158	$10,090
04/2023	$10,089	$10,151
05/2023	$10,068	$10,041
06/2023	$10,144	$10,005
07/2023	$10,275	$9,998
08/2023	$10,262	$9,934
09/2023	$10,474	$9,682
10/2023	$10,629	$9,529
11/2023	$10,387	$9,960
12/2023	$10,312	$10,342
01/2024	$10,438	$10,313
02/2024	$10,607	$10,167
03/2024	$10,600	$10,261
04/2024	$10,899	$10,002
05/2024	$10,791	$10,172
06/2024	$10,758	$10,268
07/2024	$10,622	$10,508
08/2024	$10,600	$10,659
09/2024	$10,647	$10,802
10/2024	$10,848	$10,534
11/2024	$10,831	$10,645
12/2024	$10,937	$10,471
01/2025	$11,074	$10,526
02/2025	$11,086	$10,758
03/2025	$11,191	$10,762
04/2025	$11,246	$10,804
05/2025	$11,187	$10,727
06/2025	$11,174	$10,892
07/2025	$11,231	$10,863
08/2025	$11,353	$10,993
09/2025	$11,317	$11,113
10/2025	$11,263	$11,183
11/2025	$11,239	$11,252
12/2025	$11,239	$11,235
01/2026	$11,346	$11,247

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	Since Inception (6/28/22)
CPIIFootnote Reference1	1.96%Footnote Reference2	3.47%
Bloomberg U.S. Aggregate Bond Index	6.85%	3.33%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,451,164
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 55,129
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$10,451,164
# of Portfolio Holdings	9
Portfolio Turnover Rate	17%
Total Management Fees Paid	$55,129

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
U.S. Treasury Obligations	98.3
Investment Companies	1.3
Inflation Swap	0.3
Interest Rate Swaptions	0.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 7/15/2027	13.2
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2027	13.1
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2026	12.6
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 7/15/2026	12.5
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2026	12.5
U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 10/15/2027	12.4
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 1/15/2027	11.5
U.S. Treasury Inflation-Indexed Notes, 0.500%, Due 1/15/2028	10.0
Swap, 2.415%, Due 1/16/2031	0.3
2-Year Interest Rate Swap, 5.220%, Due 1/13/2027	0.1

Excludes cash equivalents.

Material Fund Change [Text Block]

[1]	Annualized.